UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 13.3%
Auto Components 1.5%
Aftermarket Technology Corp.*	10,100	275,326
American Axle & Manufacturing Holdings, Inc.	12,900	240,198
Cooper Tire & Rubber Co.	32,400	537,192
Drew Industries, Inc.*	14,300	391,820
Lear Corp.*	14,200	392,772

		1,837,308
Diversified Consumer Services 1.1%
DeVry, Inc.	7,900	410,484
Regis Corp.	8,900	248,844

Sotheby's	8,400	320,040
Strayer Education, Inc.	1,900	324,102

		1,303,470
Hotels Restaurants & Leisure 2.1%
AFC Enterprises, Inc.*	15,600	176,592
California Pizza Kitchen, Inc.*	13,800	214,866
Chipotle Mexican Grill, Inc. "B"*	3,100	381,455
CKE Restaurants, Inc.	22,600	298,320
Domino's Pizza, Inc.	24,800	328,104
McCormick & Schmick's Seafood Restaurants, Inc.*	13,400	159,862
Monarch Casino & Resort, Inc.*	7,600	183,008
Ruby Tuesday, Inc.	20,400	198,900
Town Sports International Holdings, Inc.*	30,900	295,404
WMS Industries, Inc.*	8,200	300,448

		2,536,959
Household Durables 1.5%
American Greetings Corp. "A"	19,800	401,940
CSS Industries, Inc.	12,700	466,090
Hooker Furniture Corp.	22,600	454,260
M/I Homes, Inc. (a)	15,300	160,650
Tupperware Brands Corp.	10,700	353,421

		1,836,361
Internet & Catalog Retail 0.7%
FTD Group, Inc.	17,600	226,688
GSI Commerce, Inc.* (a)	9,900	193,050
Shutterfly, Inc.*	7,800	199,836
Systemax, Inc.	9,400	191,008

		810,582
Leisure Equipment & Products 0.8%
Callaway Golf Co.	15,800	275,394
Polaris Industries, Inc. (a)	9,600	458,592
Sturm, Ruger & Co., Inc.* (a)	27,800	230,184

		964,170
Media 0.7%
Global Sources Ltd.*	7,810	220,398
Mediacom Communications Corp. "A"*	44,900	206,091
Scholastic Corp.*	12,400	432,636

		859,125
Specialty Retail 2.9%
Brown Shoe Co., Inc.	13,600	206,312
Cato Corp. "A"	14,300	223,938
Charming Shoppes, Inc.*	41,000	221,810
Collective Brands, Inc.*	11,800	205,202
Gymboree Corp.*	8,500	258,910
Hot Topic, Inc.*	44,300	257,826
Jo-Ann Stores, Inc.*	22,400	292,992
Jos. A. Bank Clothiers, Inc.* (a)	11,300	321,485
New York & Co., Inc.* (a)	44,400	283,272
Rent-A-Center, Inc.*	30,400	441,408
Shoe Carnival, Inc.*	12,200	172,142
The Men's Wearhouse, Inc.	11,200	302,176
West Marine, Inc.* (a)	26,200	235,276

		3,422,749

Textiles, Apparel & Luxury Goods 2.0%
Columbia Sportswear Co. (a)	7,300	321,857
Deckers Outdoor Corp.*	1,400	217,084
Fossil, Inc.*	7,000	293,860
G-III Apparel Group Ltd.*	10,800	159,516
Kellwood Co.	20,700	344,448
Movado Group, Inc.	8,700	220,023
Oxford Industries, Inc.	8,500	219,045
Perry Ellis International, Inc.*	18,200	279,916
The Warnaco Group, Inc.*	7,600	264,480

		2,320,229
Consumer Staples 2.7%
Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	14,100	417,501
Ingles Markets, Inc. "A"	9,700	246,283
Longs Drug Stores Corp.	5,900	277,300
Ruddick Corp.	10,500	364,035
Spartan Stores, Inc.	7,800	178,230

		1,483,349
Food Products 1.2%
Cal-Maine Foods, Inc. (a)	10,100	267,953
Flowers Foods, Inc.	11,400	266,874
Fresh Del Monte Produce, Inc.*	20,300	681,674
Imperial Sugar Co. (a)	9,000	168,930

		1,385,431
Personal Products 0.1%
American Oriental Bioengineering, Inc.* (a)	12,900	142,932
Tobacco 0.2%
Alliance One International, Inc.*	44,200	179,894
Energy 6.9%
Energy Equipment & Services 2.5%
Atwood Oceanics, Inc.*	4,100	410,984
Exterran Holdings, Inc.*	4,600	376,280
Grey Wolf, Inc.*	75,800	404,014
Gulf Island Fabrication, Inc.	5,700	180,747
GulfMark Offshore, Inc.*	4,900	229,271
Hornbeck Offshore Services, Inc.*	4,900	220,255
Oil States International, Inc.*	8,800	300,256
Pioneer Drilling Co.*	21,800	258,984
Union Drilling, Inc.*	20,000	315,400
W-H Energy Services, Inc.*	5,400	303,534

		2,999,725
Oil, Gas & Consumable Fuels 4.4%
Alon USA Energy, Inc.	5,800	157,644
Alpha Natural Resources, Inc.*	13,100	425,488
ATP Oil & Gas Corp.*	6,200	313,348
Berry Petroleum Co. "A"	6,400	284,480
Bill Barrett Corp.*	6,800	284,716
Bois d'Arc Energy, Inc.*	17,200	341,420
Brigham Exploration Co.*	29,200	219,584
Clayton Williams Energy, Inc.*	12,400	386,384
Comstock Resources, Inc.*	12,000	408,000
Encore Aquisition Co.*	7,600	253,612
Mariner Energy, Inc.*	21,700	496,496

Penn Virginia Corp.	5,600	244,328
Petrohawk Energy Corp.*	22,900	396,399
PetroQuest Energy, Inc.*	20,700	296,010
Swift Energy Co.*	9,100	400,673
Whiting Petroleum Corp.*	5,500	317,130

		5,225,712
Financials 16.3%
Capital Markets 0.9%
Cohen & Steers, Inc. (a)	8,200	245,754
Prospect Capital Corp. (a)	21,544	281,149
Waddell & Reed Financial, Inc. "A"	15,000	541,350

		1,068,253
Commercial Banks 5.4%
Boston Private Financial Holdings, Inc. (a)	11,600	314,128
Cathay General Bancorp.	13,200	349,668
Center Financial Corp.	16,800	206,976
Citizens Republic Bancorp., Inc.	24,600	356,946
City Holding Co.	6,100	206,424
First Community Bancorp.	7,600	313,424
FirstMerit Corp.	31,900	638,319
MB Financial, Inc.	9,500	292,885
National Penn Bancshares, Inc. (a)	18,138	274,609
NBT Bancorp, Inc.	11,200	255,584
Old National Bancorp.	20,800	311,168
Pacific Capital Bancorp.	26,300	529,419
South Financial Group, Inc.	19,000	296,970
Sterling Bancshares, Inc.	35,800	399,528
Sterling Financial Corp.	22,400	376,096
SVB Financial Group*	9,500	478,800
Taylor Capital Group, Inc.	15,600	318,240
Trustmark Corp.	8,000	202,880
UCBH Holdings, Inc. (a)	23,700	335,592

		6,457,656
Consumer Finance 0.3%
EZCORP, Inc. "A"*	13,100	147,899
First Cash Financial Services, Inc.*	14,700	215,796

		363,695
Diversified Financial Services 0.3%
Interactive Brokers Group, Inc. "A"*	12,500	404,000
Insurance 3.3%
AmTrust Financial Services, Inc.	17,600	242,352
Aspen Insurance Holdings Ltd.	18,400	530,656
Assured Guaranty Ltd.	12,300	326,442
Hallmark Financial Services, Inc.*	12,700	201,422
LandAmerica Financial Group, Inc. (a)	11,500	384,675
Max Capital Group Ltd.	10,100	282,699
National Financial Partners Corp. (a)	7,300	332,953
Phoenix Companies, Inc.	19,500	231,465
Platinum Underwriters Holdings Ltd.	12,800	455,168
Safety Insurance Group, Inc.	7,700	281,974
Seabright Insurance Holdings*	26,000	392,080
Selective Insurance Group, Inc.	13,200	303,468

		3,965,354

Real Estate Investment Trusts 5.6%
Alexandria Real Estate Equities, Inc. (REIT)	4,900	498,183
BioMed Realty Trust, Inc. (REIT)	14,000	324,380
Corporate Office Properties Trust (REIT)	8,100	255,150
Cousins Properties, Inc. (REIT) (a)	12,100	267,410
Digital Realty Trust, Inc. (REIT)	8,800	337,656
EastGroup Properties, Inc. (REIT)	5,900	246,915
Equity Lifestyle Properties, Inc. (REIT)	6,100	278,587
Equity One, Inc. (REIT) (a)	15,200	350,056
First Industrial Realty Trust, Inc. (REIT) (a)	10,400	359,840
Glimcher Realty Trust (REIT)	12,900	184,341
Healthcare Realty Trust, Inc. (REIT)	10,600	269,134
Home Properties, Inc. (REIT)	8,000	358,800
LaSalle Hotel Properties (REIT)	10,500	334,950
National Retail Properties, Inc. (REIT)	13,900	324,982
Nationwide Health Properties, Inc. (REIT)	10,900	341,933
Newcastle Investment Corp. (REIT) (a)	17,000	220,320
Pennsylvania Real Estate Investment Trust (REIT)	9,100	270,088
Realty Income Corp. (REIT) (a)	12,000	324,240
Sovran Self Storage, Inc. (REIT) (a)	7,700	308,770
Sunstone Hotel Investors, Inc. (REIT)	8,400	153,636
Tanger Factory Outlet Centers, Inc. (REIT)	8,300	312,993
Washington Real Estate Investment Trust (REIT) (a)	10,400	326,664

		6,649,028
Thrifts & Mortgage Finance 0.5%
Ocwen Financial Corp.* (a)	64,700	358,438
WSFS Financial Corp.	6,000	301,200

		659,638
Health Care 15.5%
Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*	3,500	262,605
Alkermes, Inc.*	16,800	261,912
BioMarin Pharmaceutical, Inc.*	9,900	350,460
Cubist Pharmaceuticals, Inc.*	17,600	360,976
GTx, Inc.* (a)	12,900	185,115
Isis Pharmaceuticals, Inc.*	9,100	143,325
Myriad Genetics, Inc.*	5,000	232,100
Onyx Pharmaceuticals, Inc.*	6,900	383,778
OSI Pharmaceuticals, Inc.*	10,700	519,057
United Therapeutics Corp.*	2,500	244,125

		2,943,453
Health Care Equipment & Supplies 2.4%
Align Technology, Inc.*	11,500	191,820
ArthroCare Corp.* (a)	3,800	182,590
CONMED Corp.*	8,400	194,124
Cutera, Inc.*	16,700	262,190
Cynosure, Inc. "A"*	7,800	206,388
Hologic, Inc.*	12,500	858,000
Inverness Medical Innovations, Inc.*	6,000	337,080
Quidel Corp.*	14,700	286,209
STERIS Corp.	10,500	302,820

		2,821,221

Health Care Providers & Services 4.5%
Alliance Imaging, Inc.*	36,800	354,016
Amedisys, Inc.*	7,600	368,752
American Dental Partners, Inc.*	11,500	115,345
Apria Healthcare Group, Inc.*	31,600	681,612
Centene Corp.*	22,700	622,888
Chemed Corp.	3,800	212,344
CorVel Corp.*	11,200	257,824
Healthspring, Inc.*	29,500	561,975
inVentiv Health, Inc.*	6,400	198,144
Kindred Healthcare, Inc.*	13,700	342,226
Magellan Health Services, Inc.*	9,900	461,637
MedCath Corp.*	9,200	225,952
Owens & Minor, Inc.	7,100	301,253
Psychiatric Solutions, Inc.*	6,400	208,000
RehabCare Group, Inc.*	12,400	279,744
Sun Healthcare Group, Inc.*	14,300	245,531

		5,437,243
Health Care Technology 0.7%
Eclipsys Corp.*	8,700	220,197
Phase Forward, Inc.*	11,100	241,425
TriZetto Group, Inc.*	18,900	328,293

		789,915
Life Sciences Tools & Services 2.6%
Albany Molecular Research, Inc.*	20,900	300,542
Cambrex Corp.	61,200	512,856
Dionex Corp.*	4,900	406,014
eResearchTechnology, Inc.*	19,500	230,490
Illumina, Inc.*	5,700	337,782
PAREXEL International Corp.*	6,200	299,460
Pharmanet Development Group, Inc.*	5,200	203,892
Varian, Inc.*	5,400	352,620
Ventana Medical Systems, Inc.*	5,700	497,211

		3,140,867
Pharmaceuticals 2.8%
Bentley Pharmaceuticals, Inc.*	12,200	184,098
Caraco Pharmaceutical Laboratories Ltd.*	12,100	207,515
Medicis Pharmaceutical Corp. "A"	14,100	366,177
MGI Pharma, Inc.*	15,100	612,003
Noven Pharmaceuticals, Inc.*	23,500	326,180
Perrigo Co.	12,200	427,122
Salix Pharmaceuticals Ltd.* (a)	23,300	183,604
Sciele Pharma, Inc.* (a)	14,100	288,345
Valeant Pharmaceuticals International*	39,800	476,406
ViroPharma, Inc.*	37,300	296,162

		3,367,612
Industrials 15.2%
Aerospace & Defense 1.4%
Ceradyne, Inc.*	3,600	168,948
Cubic Corp.	5,800	227,360
Curtiss-Wright Corp.	8,200	411,640
Esterline Technologies Corp.*	5,600	289,800
Teledyne Technologies, Inc.*	5,500	293,315
Triumph Group, Inc.	3,000	247,050

		1,638,113

Airlines 0.9%
AirTran Holdings, Inc.*	31,200	223,392
Alaska Air Group, Inc.*	17,500	437,675
JetBlue Airways Corp.* (a)	27,900	164,610
Republic Airways Holdings, Inc.*	14,100	276,219

		1,101,896
Building Products 0.8%
Apogee Enterprises, Inc.	16,100	275,471
Builders FirstSource, Inc.* (a)	62,800	453,416
Universal Forest Products, Inc.	8,000	235,680

		964,567
Commercial Services & Supplies 4.8%
Administaff, Inc.	7,200	203,616
Casella Waste Systems, Inc. "A"*	16,600	216,464
Cenveo, Inc.* (a)	12,000	209,640
COMSYS IT Partners, Inc.*	13,700	216,186
Consolidated Graphics, Inc.*	5,200	248,664
Deluxe Corp.	13,800	453,882
Diamond Management & Technology Consultants, Inc.	25,000	181,750
Hudson Highland Group, Inc.*	40,400	339,764
Huron Consulting Group, Inc.*	8,100	653,103
IKON Office Solutions, Inc.	24,300	316,386
Interface, Inc. "A"	11,900	194,208
Kforce, Inc.*	20,400	198,900
Layne Christensen Co.*	5,300	260,813
McGrath Rentcorp.	13,400	345,050
TeleTech Holdings, Inc.*	9,800	208,446
TrueBlue, Inc.*	12,600	182,448
United Stationers, Inc.*	7,400	341,954
Waste Connections, Inc.*	11,500	355,350
Waste Industries USA, Inc.	6,200	225,060
Watson Wyatt Worldwide, Inc. "A"	7,700	357,357

		5,709,041
Construction & Engineering 1.1%
EMCOR Group, Inc.*	19,000	448,970
Integrated Electrical Services, Inc.*	11,700	219,843
Michael Baker Corp.*	7,200	295,920
Perini Corp.*	8,600	356,212

		1,320,945
Electrical Equipment 2.6%
A.O. Smith Corp.	7,500	262,875
Acuity Brands, Inc.	11,000	495,000
Baldor Electric Co.	7,400	249,084
Belden, Inc.	13,700	609,650
GrafTech International Ltd.*	16,700	296,425
II-VI, Inc.*	7,700	235,235
LSI Industries, Inc.	12,800	232,960
Regal-Beloit Corp.	5,800	260,710
Superior Essex, Inc.*	19,800	475,200

		3,117,139
Industrial Conglomerates 0.3%
Tredegar Corp.	20,100	323,208
Machinery 3.0%
American Railcar Industries, Inc. (a)	13,700	263,725

Astec Industries, Inc.*	9,200	342,148
Badger Meter, Inc.	8,200	368,590
Barnes Group, Inc.	7,600	253,764
Bucyrus International, Inc. "A"	4,100	407,499
CLARCOR, Inc.	7,300	277,181
Columbus McKinnon Corp.*	6,000	195,720
EnPro Industries, Inc.*	6,900	211,485
Greenbrier Companies, Inc. (a)	12,300	273,798
Mueller Industries, Inc.	7,700	223,223
Sun Hydraulics Corp. (a)	6,800	171,564
TriMas Corp.*	14,500	153,555
Wabtec Corp.	7,300	251,412
Xerium Technologies, Inc.	39,200	203,840

		3,597,504
Marine 0.1%
TBS International Ltd. "A"*	5,100	168,606
Road & Rail 0.2%
Marten Transport Ltd.*	20,300	283,185
Information Technology 16.5%
Communications Equipment 1.9%
Avocent Corp.*	8,500	198,135
Comtech Telecommunications Corp.*	4,700	253,847
Dycom Industries, Inc.*	12,300	327,795
MasTec, Inc.*	41,800	425,106
Plantronics, Inc.	13,100	340,600
Polycom, Inc.*	12,400	344,472
Starent Networks Corp.*	11,500	209,875
Tekelec*	16,200	202,500

		2,302,330
Computers & Peripherals 0.9%
Electronics for Imaging, Inc.*	12,100	272,008
Emulex Corp.*	21,200	345,984
Intevac, Inc.*	12,900	187,566
Novatel Wireless, Inc.*	9,500	153,900
Synaptics, Inc.*	2,700	111,132

		1,070,590
Electronic Equipment & Instruments 1.9%
Anixter International, Inc.*	4,300	267,761
Benchmark Electronics, Inc.*	13,000	230,490
Checkpoint Systems, Inc.*	9,000	233,820
FLIR Systems, Inc.*	11,400	356,820
Insight Enterprises, Inc.*	15,100	275,424
Itron, Inc.*	2,900	278,313
Rofin-Sinar Technologies, Inc.*	7,600	365,636
Technitrol, Inc.	7,500	214,350

		2,222,614
Internet Software & Services 2.1%
Chordiant Software, Inc.*	13,500	115,425
CMGI, Inc.*	13,300	174,097
CNET Networks, Inc.*	33,700	308,018
DealerTrack Holdings, Inc.*	5,200	174,044
EarthLink, Inc.*	33,800	238,966
Greenfield Online, Inc.*	21,100	308,271

InfoSpace, Inc.	10,800	203,040
Internap Network Services Corp.* (a)	15,400	128,282
j2 Global Communications, Inc.*	10,800	228,636
United Online, Inc. (a)	18,000	212,760
ValueClick, Inc.*	15,700	343,830
Websense, Inc.*	8,000	135,840

		2,571,209
IT Services 1.6%
CSG Systems International, Inc.*	17,600	259,072
Gartner, Inc.*	13,100	230,036
ManTech International Corp. "A"*	6,300	276,066
MAXIMUS, Inc.	6,000	231,660
SAIC, Inc.*	18,700	376,244
SRA International, Inc. "A"*	9,300	273,885
Syntel, Inc.	6,900	265,788

		1,912,751
Semiconductors & Semiconductor Equipment 3.3%
AMIS Holdings, Inc.*	26,800	268,536
Asyst Technologies, Inc.*	73,100	238,306
Atheros Communications*	10,100	308,454
ATMI, Inc.*	8,200	264,450
Cymer, Inc.*	6,700	260,831
Entegris, Inc.*	32,100	277,023
Micrel, Inc.	25,100	212,095
Pericom Semiconductor Corp.*	12,100	226,270
Photronics, Inc.*	20,100	250,647
PMC-Sierra, Inc.*	35,100	229,554
RF Micro Devices, Inc.* (a)	43,000	245,530
SiRF Technology Holdings, Inc.*	10,600	266,378
Skyworks Solutions, Inc.*	35,600	302,600
Tessera Technologies, Inc.*	6,500	270,400
Zoran Corp.*	14,300	321,893

		3,942,967
Software 4.8%
Actuate Corp.*	55,700	432,789
ANSYS, Inc.*	10,800	447,768
Aspen Technology, Inc.*	23,600	382,792
Blackbaud, Inc.	7,700	215,908
Blackboard, Inc.*	5,000	201,250
Commvault Systems, Inc.*	11,300	239,334
FalconStor Software, Inc.* (a)	28,600	322,036
Interactive Intelligence, Inc.*	5,300	139,655
Jack Henry & Associates, Inc.	14,600	355,364
JDA Software Group, Inc.*	11,000	225,060
MICROS Systems, Inc.*	4,300	301,688
Net 1 UEPS Technologies, Inc.*	5,600	164,416
Nuance Communications, Inc.*	16,600	310,088
Parametric Technology Corp.*	13,100	233,835
Progress Software Corp.*	5,000	168,400
Secure Computing Corp.*	16,600	159,360
SPSS, Inc.*	10,300	369,873
Sybase, Inc.*	14,000	365,260
Ultimate Software Group, Inc.*	9,900	311,553
VASCO Data Security International, Inc.*	9,000	251,280

Wind River Systems, Inc.*	16,700	149,131

		5,746,840
Materials 5.9%
Chemicals 3.1%
Arch Chemicals, Inc.	8,200	301,350
CF Industries Holdings, Inc.	8,000	880,480
GenTek, Inc.*	8,600	251,722
H.B. Fuller Co.	8,300	186,335
Hercules, Inc.	18,600	359,910
PolyOne Corp.*	55,800	367,164
Rockwood Holdings, Inc.*	8,000	265,760
Stepan Co.	6,000	195,180
Terra Industries, Inc.*	16,200	773,712
W.R. Grace & Co.*	6,100	159,698

		3,741,311
Containers & Packaging 1.1%
AEP Industries, Inc.*	4,800	153,648
AptarGroup, Inc.	9,400	384,554
Greif, Inc. "A"	6,000	392,220
Rock-Tenn Co. "A"	14,500	368,445

		1,298,867
Metals & Mining 1.2%
Compass Minerals International, Inc.	7,800	319,800
Hecla Mining Co.*	18,600	173,910
Quanex Corp.	5,300	275,070
Schnitzer Steel Industries, Inc. "A"	4,300	297,259
Worthington Industries, Inc.	17,900	320,052

		1,386,091
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.*	29,400	367,500
Schweitzer-Mauduit International, Inc.	8,300	215,053

		582,553
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.0%
Alaska Communications Systems Group, Inc. (a)	36,400	546,000
Atlantic Tele-Network, Inc.	9,400	317,532
Cincinnati Bell, Inc.*	120,300	571,425
Golden Telecom, Inc.*	2,600	262,470
Premiere Global Services, Inc.*	16,800	249,480
Time Warner Telecom, Inc. "A"*	18,100	367,249

		2,314,156
Wireless Telecommunication Services 0.7%
Centennial Communications Corp.*	30,600	284,274
Syniverse Holdings, Inc.*	14,000	218,120
USA Mobility, Inc.*	26,200	374,660

		877,054
Utilities 2.1%
Electric Utilities 0.6%
ITC Holdings Corp.	5,800	327,236
Westar Energy, Inc.	14,900	386,506

		713,742

Gas Utilities 1.1%
Piedmont Natural Gas Co., Inc. (a)	11,100	290,376
South Jersey Industries, Inc.	7,000	252,630
Southwest Gas Corp.	9,100	270,907
WGL Holdings, Inc.	14,100	461,916

		1,275,829
Multi-Utilities 0.4%
PNM Resources, Inc.	22,800	489,060

Total Common Stocks (Cost $122,792,140)		116,048,099
Closed-End Investment Company 0.4%
Apollo Investment Corp. (a) (Cost $532,360)	26,024	443,710
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Obligations
US Treasury Bills:
3.7% **, 1/17/2008 (b)	95,000	94,896
2.95% **, 1/17/2008 (b)	179,000	178,765

Total Government & Agency Obligations (Cost $273,609)		273,661
	Shares	Value ($)

Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 5.03% (c) (d) (Cost $9,873,637)	9,873,637	9,873,637
Cash Equivalents 2.9%
Cash Management QP Trust, 4.67% (c) (Cost $3,437,518)	3,437,518	3,437,518
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $136,909,264)	108.9	130,076,625
Other Assets and Liabilities, Net	(8.9)	(10,665,828)

Net Assets	100.0	119,410,797

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $9,589,237 which is 8.0% of net assets.
(b)	At December 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At December 31, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell 2000 Index	3/19/2008	9	3,432,491	3,474,900	42,409

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008